                                                      OPPENHEIMER SELECT MANAGERS
                                                        QM Active Balanced Fund
                                               Supplement dated February 8, 2002 to the
                                                  Prospectus dated February 16, 2001

         The seventh, eighth and ninth paragraphs under the section captioned "The Subadvisers" on page 48 is hereby deleted and replaced with the following:

         The portfolio  managers for the QM Active Balanced Fund are Michael Lenarcic and John Van Belle. They are employed by
         Prudential  Investments and are the persons  primarily  responsible for the selection of the Fund's  securities.  Mr.
         Lenarcic and Mr. Van Belle are Managing  Directors  of  Prudential  Investments  Quantitative  Management,  a unit of
         Prudential  Investments.  Mr. Lenarcic is a member of Prudential  Investments'  Balanced  Portfolio  Management Team.
         Mr. Van Belle is a member of Prudential Investments International Asset Allocation Team.

February 1, 2002                                                                                PS0505.014